CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2016

The date of this Supplement is September 22, 2016

Effective September 29, 2016, Matthew K. Berler and Alexander (Sasha) Kovriga of Osterweis Capital Management, LLC will no longer serve as portfolio managers of Clearwater Core Equity Fund.

Accordingly, all references to Matthew K. Berler and Alexander (Sasha) Kovriga in the Prospectus will be deleted effective September 29, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED APRIL 30, 2016

The date of this Supplement is September 22, 2016

Effective September 29, 2016, Matthew K. Berler and Alexander (Sasha) Kovriga of Osterweis Capital Management, LLC will no longer serve as portfolio managers of Clearwater Core Equity Fund.

Accordingly, all references to Matthew K. Berler and Alexander (Sasha) Kovriga in the SAI will be deleted effective September 29, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.